Interest expense and finance costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Interest Expense And Finance Costs [Line Items]
Interest incurred			$ 10,222,259	$ 9,023,901
Capitalized interest			0	(2,266,311)
Amortization of deferred financing charges			2,072,562	1,188,100
Interest Expense, Total	$ 3,901,112	$ 3,806,461	$ 12,294,821	$ 7,945,689